Operating Segments (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Summary of segmental information
Total revenues	$ 3,224,152	$ 3,144,620
Loss from Operations	(7,156,542)	(4,690,668)
Amortization and Depreciation Expense	230,071	230,630
Interest Income	1,960	6,202
Stock-Based Compensation	803,060	462,170
Identifiable Assets	8,265,455	4,705,104
Vaccines/BioDefense [Member]
Summary of segmental information
Total revenues	3,003,822	2,919,677
Loss from Operations	(1,666,130)	(33,636)
Amortization and Depreciation Expense	37,981	38,589
Stock-Based Compensation	80,432	44,484
Identifiable Assets	1,870,414	628,494
BioTherapeutics [Member]
Summary of segmental information
Total revenues	220,330	224,943
Loss from Operations	(3,069,998)	(2,203,721)
Amortization and Depreciation Expense	190,033	190,003
Stock-Based Compensation	250,431	84,020
Identifiable Assets	386,721	566,111
Corporate [Member]
Summary of segmental information
Loss from Operations	(2,420,414)	(2,453,311)
Amortization and Depreciation Expense	2,057	2,038
Interest Income	1,960	6,202
Stock-Based Compensation	472,197	333,666
Identifiable Assets	$ 6,008,320	$ 3,510,499